Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001414932
Registrant Name	Oaktree Specialty Lending Corp
Registration File Number	333-292920
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES